ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)		1 Months Ended	5 Months Ended
	Mar. 18, 2021 $ / shares shares	Nov. 30, 2020 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Oct. 31, 2020 shares
Class of Stock [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]			Successor
Number of shares called by each warrant			1
Common shares authorized (in shares)		25,000,000		25,000,000	50,000
Common shares issued (in shares)		4,000,000		8,000,002
Stock split conversion ratio		2
IPO
Class of Stock [Line Items]
Number of units issued in IPO (in shares)	34,500,000
Price per unit (in dollars per share) | $ / shares	$ 10.00
Class A Ordinary Shares
Class of Stock [Line Items]
Common shares authorized (in shares)			1,000,000,000
Common shares issued (in shares)			86,460,560
Ordinary Shares | Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Number of shares in each IPO unit	1
Number of shares called by each warrant	1
Warrants | IPO
Class of Stock [Line Items]
Number of shares in each IPO unit	0.3333